SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Supplementary Cash Flow Information
	For the nine months ended
	September 30, 2025	September 30, 2024
Net change in non-cash working capital items:
Inventory	$(4,512)	$(2,050)
Prepaid expenses and other assets	(1,082)	(432)
Taxes recoverable	(940)	3,088
Taxes payable	2,353	529
Accounts payable and accrued liabilities	2,351	(2,622)
Amounts receivable	(1,452)	273
Amounts due to related parties	(192)	(355)
	$(3,474)	$(1,569)
	September 30, 2025	September 30, 2024
Other supplementary information:
Interest paid	$240	$187
Taxes paid	5,133	13
	$5,373	$200

	September 30, 2025	September 30, 2024
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon vesting of RSUs	$1,008	$1,018
Transfer of share-based payments reserve upon exercise of stock options	3,165	572
Equipment acquired under finance leases and equipment loans	3,915	887
	$8,088	$2,477